EQUITY METHOD INVESTMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 JYADK [Member] CNY	Dec. 31, 2011 JYADK [Member] CNY	Dec. 31, 2012 Beijing Proton Treatment Center [Member]	Oct. 19, 2012 Beijing Proton Treatment Center [Member] CNY	Dec. 31, 2011 Beijing Proton Treatment Center [Member]	Dec. 31, 2012 PTC - Houston Management LP [Member]	Dec. 28, 2012 PTC - Houston Management LP [Member] USD ($)	Dec. 28, 2012 PTC - Houston Management LP [Member] CNY	Dec. 31, 2011 PTC - Houston Management LP [Member]	Dec. 31, 2012 Chorus [Member]	Dec. 28, 2012 Chorus [Member] CNY	Dec. 17, 2012 Chorus [Member] CNY	Dec. 31, 2011 Chorus [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	33.00%	27.00%	25.00%	25.00%		45.00%	45.00%	45.00%		36.00%		36.00%
Purchase price of entity	120	540		25,000			$ 32,291	201,176			2,400	2,400
Voting interest acquired	6.00%